PRIME OBLIGATIONS PORTFOLIO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

PRIME OBLIGATIONS PORTFOLIO — SHARES, SERVICE SHARES, PREMIER SHARES, GFS SHARES AND WILLIAMS CAPITAL SHARES

SUPPLEMENT DATED NOVEMBER 30, 2016 TO

PROSPECTUS AND SAI DATED OCTOBER 11, 2016

The GFS Shares class (“GFS Shares”) of the Prime Obligations Portfolio (the “Portfolio”) was terminated on November 17, 2016. All disclosure information relating to the GFS Shares of the Portfolio in each Prospectus and SAI is hereby deleted in its entirety.

Please retain this Supplement with your Prospectus and SAI for future reference.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS